Consolidated Statements Of Operations (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Related Party Transaction, Purchases from Related Party	$ 976	$ 624	$ 1,249	$ 1,341
Selling, general and administrative, Related Party Transaction	$ 236	$ 150	$ 220	$ 200